Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2023	2022

Carry-forward tax losses	27,700	24,232
Less valuation allowance	(27,700)	(24,232)
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